Note 3 - Fair Value Measurements (Details) - Summary of Changes in Fair Value of Preferred Stock Warrant Liabilities (USD $)	1 Months Ended	12 Months Ended
	Sep. 23, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Changes in Fair Value of Preferred Stock Warrant Liabilities [Abstract]
Fair value			$ 624,000	$ 686,000
Change in fair value recorded in other income (expense), net		(52,000)	(62,000)
Extinguishment of warrant liabilities pursuant to the Merger Agreement	$ (572,000)	$ (572,000)